Eaton Vance Institutional Emerging Markets Local Debt Fund

EATON VANCE INSTITUTIONAL EMERGING MARKETS LOCAL DEBT FUND
Supplement to Prospectus dated February 4, 2013

1.  The following replaces the first paragraph under “Principal Investment Strategies” in “Fund Summary”:

The Fund normally seeks its investment objective of total return by investing significantly in securities (including fixed-income instruments), derivatives and other instruments to establish long and short investment exposures to emerging markets. Total return is defined as income plus capital appreciation.  Under normal conditions, the Fund invests at least 80% of its net assets in (i) fixed-income securities denominated in currencies of emerging market countries, (ii) income instruments issued by emerging market entities or sovereign nations, and/or (iii) derivative instruments, denominated in or based on the currencies, interest rates or issues of emerging market countries (the “80% Policy”).  Except as noted below, the Fund’s short investment exposures to emerging markets will not exceed 20% of net assets and its short exposures to the euro will not exceed 30% of net assets (after netting corresponding long positions). The Fund expects to hold U.S. Treasury, government agency and agency mortgage-backed securities (and derivatives thereon) to use as collateral for its derivative positions and to help manage duration.  The limitations on short exposures do not apply to positions intended to manage exposure to duration.

2.  The following replaces the fourth paragraph under “Principal Investment Strategies” in “Fund Summary”:

The Fund invests in fixed-income securities and other debt instruments and may purchase and sell a wide variety of derivative instruments. The Fund expects to achieve certain exposures primarily through derivative transactions, including (but not limited to) forward foreign currency exchange contracts; futures on securities, indices, currencies, swaps and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps, which may create economic leverage in the Fund. The Fund’s use of derivatives is expected to be extensive. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks, for speculation purposes to gain certain types of exposures and/or as a substitute for the purchase or sale of securities or currencies. The Fund may engage in repurchase agreements, reverse repurchase agreements and forward commitments. The Fund may invest in fixed-income securities of any credit rating, including without limit those rated below investment grade (often referred to as junk bonds).

3.  The following is added below “Foreign and Emerging Market Investment Risk” under “Principal Risks” in “Fund Summary”:

Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

4.  The following is added to “Investment Objectives & Principal Policies and Risks”:

Loans.  Loans may be primary, direct investments or investments in loan assignments or participation interests.  A loan assignment represents a portion of a loan previously attributable to a different lender. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement so it has the same rights and obligations as the assigning investor.  However, assignments through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor.  In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement.  In the event the borrower defaults, the Fund may not directly benefit from the collateral supporting the loan (if any) in which it has purchased the participation interest.  As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest.

Loan investments may be made at par or at a discount or premium to par and the interest payable on a loan may be at a fixed, adjustable or floating rate.  Loans may be secured by specific collateral or other assets of the borrower, guaranteed by a third party or unsecured.  A lender’s repayment and other rights primarily are determined by governing loan, assignment or participation documents, which (among other things) typically establish the priority of payment on the loan relative to other indebtedness and obligations of the borrower.  In the event of bankruptcy, applicable law may impact a lender’s ability to enforce its rights under such documents.  Investing in loans involves the risk of default by the borrower or other party obligated to repay the loan.  In the event of insolvency of the borrower or other obligated party, the Fund may be treated as a general creditor of such entity unless it has rights that are senior to that of other creditors or secured by specific collateral or assets of the borrower.  Fixed rate loans are also subject to the risk that their value will decline in a rising interest rate environment.  This risk is mitigated for floating-rate loans, where the interest rate payable on the loan resets periodically by reference to a base lending rate.

March 15, 2013	6711-3/13 INST_EMLDFPS

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Eaton Vance Series Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001552324
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 15, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar 15, 2013
Prospectus Date	rr_ProspectusDate	Feb 4, 2013
Eaton Vance Institutional Emerging Markets Local Debt Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	EVSFI_SupplementTextBlock

EATON VANCE INSTITUTIONAL EMERGING MARKETS LOCAL DEBT FUND
Supplement to Prospectus dated February 4, 2013

1.  The following replaces the first paragraph under “Principal Investment Strategies” in “Fund Summary”:

The Fund normally seeks its investment objective of total return by investing significantly in securities (including fixed-income instruments), derivatives and other instruments to establish long and short investment exposures to emerging markets. Total return is defined as income plus capital appreciation.  Under normal conditions, the Fund invests at least 80% of its net assets in (i) fixed-income securities denominated in currencies of emerging market countries, (ii) income instruments issued by emerging market entities or sovereign nations, and/or (iii) derivative instruments, denominated in or based on the currencies, interest rates or issues of emerging market countries (the “80% Policy”).  Except as noted below, the Fund’s short investment exposures to emerging markets will not exceed 20% of net assets and its short exposures to the euro will not exceed 30% of net assets (after netting corresponding long positions). The Fund expects to hold U.S. Treasury, government agency and agency mortgage-backed securities (and derivatives thereon) to use as collateral for its derivative positions and to help manage duration.  The limitations on short exposures do not apply to positions intended to manage exposure to duration.

2.  The following replaces the fourth paragraph under “Principal Investment Strategies” in “Fund Summary”:

The Fund invests in fixed-income securities and other debt instruments and may purchase and sell a wide variety of derivative instruments. The Fund expects to achieve certain exposures primarily through derivative transactions, including (but not limited to) forward foreign currency exchange contracts; futures on securities, indices, currencies, swaps and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps, which may create economic leverage in the Fund. The Fund’s use of derivatives is expected to be extensive. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks, for speculation purposes to gain certain types of exposures and/or as a substitute for the purchase or sale of securities or currencies. The Fund may engage in repurchase agreements, reverse repurchase agreements and forward commitments. The Fund may invest in fixed-income securities of any credit rating, including without limit those rated below investment grade (often referred to as junk bonds).

3.  The following is added below “Foreign and Emerging Market Investment Risk” under “Principal Risks” in “Fund Summary”:

Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

4.  The following is added to “Investment Objectives & Principal Policies and Risks”:

Loans.  Loans may be primary, direct investments or investments in loan assignments or participation interests.  A loan assignment represents a portion of a loan previously attributable to a different lender. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement so it has the same rights and obligations as the assigning investor.  However, assignments through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor.  In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement.  In the event the borrower defaults, the Fund may not directly benefit from the collateral supporting the loan (if any) in which it has purchased the participation interest.  As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest.

Loan investments may be made at par or at a discount or premium to par and the interest payable on a loan may be at a fixed, adjustable or floating rate.  Loans may be secured by specific collateral or other assets of the borrower, guaranteed by a third party or unsecured.  A lender’s repayment and other rights primarily are determined by governing loan, assignment or participation documents, which (among other things) typically establish the priority of payment on the loan relative to other indebtedness and obligations of the borrower.  In the event of bankruptcy, applicable law may impact a lender’s ability to enforce its rights under such documents.  Investing in loans involves the risk of default by the borrower or other party obligated to repay the loan.  In the event of insolvency of the borrower or other obligated party, the Fund may be treated as a general creditor of such entity unless it has rights that are senior to that of other creditors or secured by specific collateral or assets of the borrower.  Fixed rate loans are also subject to the risk that their value will decline in a rising interest rate environment.  This risk is mitigated for floating-rate loans, where the interest rate payable on the loan resets periodically by reference to a base lending rate.

March 15, 2013	6711-3/13 INST_EMLDFPS

Eaton Vance Institutional Emerging Markets Local Debt Fund | Eaton Vance Institutional Emerging Markets Local Debt Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EELDX